PRODUCT REVENUE	12 Months Ended
Dec. 31, 2015
PRODUCT REVENUE [Abstract]
PRODUCT REVENUE

Note 11—PRODUCT REVENUE

	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Media products	4,050,122	5,036,039	5,526,976	853,218
General merchandise	1,995,451	2,599,411	3,485,314	538,040
	6,045,573	7,635,450	9,012,290	1,391,258